SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details) - Q S I Operations Inc	12 Months Ended
Dec. 31, 2020
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years